Stockholders' deficiency (Detail Textuals 6)	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Feb. 01, 2012 Installment	Dec. 31, 2012	Mar. 31, 2013	Mar. 01, 2012	Mar. 01, 2012 Warrants Expired On March 1, 2015	Mar. 01, 2012 Warrants Expired On March 1, 2014	Dec. 31, 2011 Valent Technologies, LLC
Class of Warrant or Right [Line Items]
Number of warrants issued					100,000	5,000	500,000
Exercise price of warrants (in Canadian dollars per warrant)	0.50		0.50	0.50			0.50
Number of warrants issued for services for investor relations services	345,000	345,000 [1]
Number of equal installments for vesting of warrants	12
Vesting period of warrants	12 months

[1]	The Company has issued broker warrants as finder's fees in relation to the issuance of certain units. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014.